3) Risk Management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
By Economic Activity Sector [Abstract]
Public sector	R$ 11,810,973	R$ 8,899,863
Public sector %	2.30%	1.90%
Oil, derivatives and aggregate activities	R$ 10,661,873	R$ 8,870,762
Oil, derivatives and aggregate activities %	2.10%	1.90%
Production and distribution of electricity	R$ 1,074,867	R$ 3,032
Production and distribution of electricity %	0.20%
Other industries	R$ 74,233	R$ 26,069
Other industries %
Private sector	R$ 501,405,790	R$ 448,492,512
Private sector %	97.70%	98.10%
Companies	R$ 244,976,110	R$ 218,076,522
Companies %	47.70%	47.70%
Real estate and construction activities	R$ 20,092,249	R$ 21,695,592
Real estate and construction activities %	3.90%	4.70%
Retail	R$ 36,498,461	R$ 35,521,621
Retail %	7.10%	7.80%
Services	R$ 30,108,475	R$ 20,136,089
Services %	5.90%	4.40%
Transportation and concession	R$ 23,662,184	R$ 20,807,687
Transportation and concession %	4.60%	4.50%
Automotive	R$ 15,625,309	R$ 12,723,830
Automotive %	3.00%	2.80%
Food products	R$ 13,378,255	R$ 11,067,069
Food products %	2.60%	2.40%
Wholesale	R$ 16,479,704	R$ 14,327,816
Wholesale %	3.20%	3.10%
Production and distribution of electricity	R$ 6,979,203	R$ 2,868,563
Production and distribution of electricity %	1.40%	0.60%
Siderurgy and metallurgy	R$ 10,036,586	R$ 9,022,956
Siderurgy and metallurgy %	2.00%	2.00%
Sugar and alcohol	R$ 6,878,558	R$ 6,191,961
Sugar and alcohol %	1.30%	1.40%
Other industries	R$ 65,237,126	R$ 63,713,338
Other industries %	12.70%	13.90%
Individuals	R$ 256,429,680	R$ 230,415,990
Individuals %	50.00%	50.40%
Total portfolio	R$ 513,216,763	R$ 457,392,375
Total portfolio %	100.00%	100.00%
Impairment of loans and advances	R$ (39,579,405)	R$ (33,863,659)
Total of net loans and advances to customers	R$ 473,637,358	R$ 423,528,716